SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2022
SEGMENT REPORTING
Schedule of the Company's revenues generated from each segment

	Year ended December 31, 2020
	Solar power project	Electricity	EPC
	development	generation	services	Other	Total
Net revenue	$49,160,215	$23,547,162	$—	$795,506	$73,502,883
Gross profit	$4,374,238	$11,668,935	$—	$642,609	$16,685,782

	Year ended December 31, 2021
	Solar power project	Electricity	EPC
	development	generation	services	Other	Total
Net revenue	$61,036,228	$17,969,727	$—	$655,837	$79,661,792
Gross profit	$23,867,607	$7,420,366	$—	$136,868	$31,424,841

	Year ended December 31, 2022
	Solar power project	Electricity	EPC
	development	generation	services	Other	Total
Net revenue	$13,753,389	$21,654,175	$24,760,309	$1,122,943	$61,290,816
Gross profit/(loss)	$5,912,822	$10,488,052	$(2,038,138)	$973,129	$15,335,865

Schedule of the Company's revenues generated by geographic location of customers

	Years ended December 31,
	2020	2021	2022
China	$16,557,196	$16,901,791	$20,736,852
United States	4,388,241	13,895,115	13,870,048
Canada	15,557,800	—	—
Romania	5,709,713	—	—
UK	655,102	—	1,078,770
Spain	—	2,839,291	(490,466)
France	152,548	96,210	14,025
Poland	10,008,838	24,943,755	24,850,487
Italy	—	—	779,475
Hungary	20,473,445	20,985,630	451,625
Total	$73,502,883	$79,661,792	$61,290,816